LIMITED-TERM BOND FUND

ETABX Class A Shares ETCBX Class C Shares

ETNBX Class N Shares ETIBX Class I Shares

(the “Fund”)

This information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, dated December 14, 2018, as amended January 31, 2019, and should be read in conjunction with such Prospectus.

April 30, 2019

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Effective May 1, 2019, Dolores S. Bamford, CFA, Portfolio Manager of the Adviser, is a Portfolio Manager of the Fund. Accordingly, all information contained in the Fund’s Prospectus and Summary Prospectus regarding the Portfolio Managers of the Fund is hereby revised to reflect Ms. Bamford’s position with the Fund and the following information is added to the section of the Fund’s Prospectus entitled “MANAGEMENT OF THE FUND – Portfolio Managers”:

Dolores S. Bamford

Dolores S. Bamford, CFA, has served as a Portfolio Manager of the Adviser since 2019. Ms. Bamford has more than 25 years of experience in investment management, including as a portfolio manager and managing partner at Goldman Sachs (2002-2015), portfolio manager at Putnam Investments (1992-2002), and as a research analyst at Fidelity Investments (1988-1990). Ms. Bamford has a S.M. in Management from the MIT Sloan School of Management and a B.A. in Economics from Wellesley College. She worked for almost 14 years at Goldman Sachs, managing U.S. Midcap Value and U.S. and Global Responsible Equity strategies. Ms. Bamford also has expertise in corporate sustainability and responsibility practices as well as in energy and industrials research and analysis. She is also focused on the Social Impact Investing field for her Doctor of Ministry work at Gordon-Conwell Theological Seminary (2015-2019).

In addition, effective May 31, 2019, Martin A. Wildy is no longer a Portfolio Manager of the Fund. Accordingly, all references to Mr. Wildy in the Prospectus and Summary Prospectus are deleted on May 31, 2019.

Effective immediately, the following paragraph replaces the first paragraph contained under the section of the Fund’s Prospectus entitled “HOW TO REDEEM SHARES – Redemption Fee”:

Currently, the Fund does not charge a redemption fee. A shareholder of the Fund who requests that the proceeds of a redemption be sent by wire will be charged a

$15 fee.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated December 14, 2018, as supplemented January 31, 2019, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 17645 Wright Street, Suite 200, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

LIMITED-TERM BOND FUND

ETABX Class A Shares ETCBX Class C Shares

ETNBX Class N Shares ETIBX Class I Shares

(the “Fund”)

This information supplements certain information contained in the Statement of Additional Information (“SAI”) for the Fund, dated December 14, 2018, and should be read in conjunction with such SAI.

April 30, 2019

______________________________________________________________________________

Effective May 1, 2019, Dolores S. Bamford, Portfolio Manager of the Adviser, is a Portfolio Manager of the Fund. Accordingly, all information contained in the SAI regarding the Portfolio Managers of the Fund is hereby revised to reflect Ms. Bamford’s position with the Fund and following information is added to the section of the Fund’s SAI entitled “Adviser and Sub-Adviser – Portfolio Managers”:

Ms. Bamford receives from the Adviser a fixed salary and a bonus based on the risk-adjusted performance of the Funds she manages relative to a peer group of comparable funds over the past 3-, 5- and 10-year periods and the profits of the Adviser. She also receives employee benefits, including, but not limited to, health care, insurance benefits, and access to a 401(k) plan sponsored by the Adviser.

As of April 26, 2019, Ms. Bamford was responsible for managing the following types of accounts:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Ms. Bamford	0	$0	0	$0	0	$0

The advisory fee is not based on the performance of the respective account for any of the registered investment companies, other pooled investment vehicles or other accounts referred to above.

As of April 26, 2019, Ms. Bamford did not own any shares of the Fund.

______________________________________________________________________________

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated December 14, 2018, as supplemented January 31, 2019, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 17645 Wright Street, Suite 200, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.